Unsecured Debt	12 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
Unsecured Debt
Unsecured Debt

	November 30, 2017		November 30,
(in millions)	Interest Rates	Maturities Through	2017		2016
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2028	$860		$941
EUR fixed rate	3.8% to 4.5%	2025	229		233
Floating rate	2.0% to 2.1%	2022	307		793
EUR floating rate	0.0% to 0.7%	2027	1,596		1,649
Bank Loans
EUR fixed rate	0.2% to 3.9%	2021	653		612
Floating rate	2.2% to 2.3%	2022	500		800
EUR floating rate	0.4% to 0.8%	2021	355		319
GBP floating rate	1.0%	2018	415	—	—
Private Placement Notes
EUR fixed rate	7.3%	2018	57		51
Publicly-Traded Notes
Fixed rate	1.9% to 7.9%	2028	1,717		1,717
EUR fixed rate	1.1% to 1.9%	2022	2,072		1,857
Other	—	—	—		25
Short-Term Borrowings
Floating rate commercial paper	1.5%	2018	420		—
EUR floating rate commercial paper	(0.1)%	2018	65		451
EUR floating rate bank loans	—	—	—		6
Total Debt			9,246		9,454
Less: Unamortized debt issuance costs			(51)		(55)
Total Debt, net of unamortized debt issuance costs			9,195		9,399
Less: Short-term borrowings			(485)		(457)
Less: Current portion of long-term debt			(1,717)		(640)
Long-Term Debt			$6,993		$8,302

The debt table does not include the impact of our foreign currency and interest rate swaps. The interest rates on some of our debt, and in the case of our main revolving credit facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc. We use the net proceeds from our borrowings for payments related to the purchases of new ships and general corporate purposes. For the twelve months ended November 30, 2017, we had borrowings of $111 million and repayments of $364 million of commercial paper with original maturities greater than three months.

Interest-bearing debt is recorded at initial fair value, which normally reflects the proceeds received by us, net of debt issuance costs, and is subsequently stated at amortized cost. On December 1, 2016, we adopted the FASB issued amended guidance Interest - Imputation of Interest and reclassified $55 million from Other Assets to Long-Term Debt on our November 30, 2016 Consolidated Balance Sheet. Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts and premiums are amortized to interest expense using the effective interest rate method over the term of the notes.

Substantially all of our fixed rate debt can be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us to:

•Maintain minimum debt service coverage
•Maintain minimum shareholders’ equity
•Limit our debt to capital and debt to equity ratios
•Limit the amounts of our secured assets as well as secured and other indebtedness

Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables could become due, and all debt and derivative contracts could be terminated. At November 30, 2017, we were in compliance with all of our debt covenants.

The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2017
2018	$2,202
2019	2,109
2020	1,315
2021	1,148
2022	1,034
Thereafter	1,438
$9,246

Committed Ship Financings

We have unsecured euro and U.S. dollar long-term export credit committed ship financings. These commitments, if drawn at the time of ship delivery, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

Revolving Credit Facilities

At November 30, 2017, we had $3.0 billion of total revolving credit facilities comprised of a $2.7 billion ($1.9 billion, €500 million and £169 million) multi-currency revolving credit facility that expires in 2021 (the “Facility”) and a $300 million revolving credit facility that expires in 2020. A total of $2.5 billion of this capacity was available for drawing, which is net of outstanding commercial paper. The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 30 basis points (“bps”). The margin varies based on changes to Carnival Corporation’s and Carnival plc’s long-term senior unsecured credit ratings. We are required to pay a commitment fee on any undrawn portion.